RELATED-PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS

NOTE 15. RELATED-PARTY TRANSACTIONS

LSBD

Sales to and purchases from related parties are made in arm’s length transactions both at normal market prices and on normal commercial terms. The following transactions occurred with LSBD during the years ended June 30, 2023 and 2022.

The Company incurred a total cost of $nil during the year ended June 30, 2023 (year ended June 30, 2022: $145,733), towards overhead cost reimbursement which includes salaries, rents and other related overheads directly attributable to the Company which are included in general and administration expenses in the Condensed Consolidated Statements of Operations and Other Comprehensive Loss.

During the year ended June 30, 2022, the Company contributed a total of $2,600,000 towards budgeted development and commercialization costs to be incurred by BiosensX (North America) Inc. relating to the development and preparation for submission of the Saliva Glucose Biosensor connected with regulatory approval for the U.S. market by the U.S. Food & Drug Administration.

As of June 30, 2023, $8,714 (June 30, 2022: $9,054) remains payable to LSBD in relation to overhead reimbursements detailed above.

December 2022 Private Placement

Approximately 15.10% of funds raised in the December 2022 Private Placement were secured from Spiro Sakiris, our Chief Financial Officer (indirectly), and Manuel Kostandas, our Director of Global Integration, respectively. Mr. Sakiris indirectly invested $19,991 in the December 2022 Private Placement and Mr. Kostandas invested $13,327 in the December 2022 Private Placement.